DIVIDENDS	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
DIVIDENDS
DIVIDENDS

15.         DIVIDENDS

Quarterly Dividend Policy

On November 15, 2021, the board of directors of the Company approved a quarterly cash dividend policy. Under the policy, the Company will declare and distribute a recurring cash dividend every fiscal quarter, starting from the third fiscal quarter of 2021, at an amount equivalent to approximately 15% to 20% of the Company’s net income after tax for such quarter. The determination to make dividend distributions and the exact amount of such distributions in any particular quarter will be based upon the Company’s operations and financial conditions, and other relevant factors, and subject to adjustment and determination by the board of directors.

The board of directors of the Company has approved a dividend of US$0.14 per ordinary share, or US$0.28 per ADS, for the third fiscal quarter of 2021 in accordance with the Company’s dividend policy, which was paid on January 18, 2022 to shareholders of record as of the close of business on December 15, 2021.

The board of directors of the Company has approved a dividend of US$0.13 per ordinary share, or US$0.26 per ADS, for the fourth fiscal quarter of 2021 in accordance with the Company’s dividend policy, which was paid on May 13, 2022 to shareholders of record as of the close of business on April 6, 2022.

The board of directors of the Company has approved and declared a dividend of US$0.11 per ordinary share, or US$0.22 per ADS, for the first fiscal quarter of 2022 in accordance with the Company’s dividend policy on May 26, 2022, which was paid on July 27, 2022 to shareholders of record as of the close of business on June 20, 2022.

13.         DIVIDENDS

Quarterly Dividend Policy

On November 15, 2021, the board of directors of the Company approved a quarterly cash dividend policy. Under the policy, the Company will declare and distribute a recurring cash dividend every fiscal quarter, starting from the third fiscal quarter of 2021, at an amount equivalent to approximately 15% to 20% of the Company’s net income after tax for such quarter. The determination to make dividend distributions and the exact amount of such distributions in any particular quarter will be based upon the Company’s operations and financial conditions, and other relevant factors, and subject to adjustment and determination by the board of directors.

The board of directors of the Company has approved a dividend of US$0.14 per ordinary share, or US$0.28 per ADS, for the third fiscal quarter of 2021 in accordance with the Company’s dividend policy, which was paid on January 18, 2022 to shareholders of record as of the close of business on December 15, 2021.

The board of directors of the Company has approved a dividend of US$0.13 per ordinary share, or US$0.26 per ADS, for the fourth fiscal quarter of 2021 in accordance with the Company’s dividend policy, which was paid on May 13, 2022 to shareholders of record as of the close of business on April 6, 2022.

The board of directors of the Company has approved and declared a dividend of US$0.11 per ordinary share, or US$0.22 per ADS, for the first fiscal quarter of 2022 in accordance with the Company’s dividend policy on May 26, 2022, which was paid on July 27, 2022 to shareholders of record as of the close of business on June 20, 2022.

The board of directors of the Company has approved a dividend of US$0.09 per ordinary share, or US$0.18 per ADS, for the second fiscal quarter of 2022 in accordance with the Company’s dividend policy, which was paid on October 28, 2022 to shareholders of record as of the close of business on September 16, 2022.